Discontinued operations - Summary of Profit or Loss and Other Comprehensive Income from Discontinued Operations as Follows (Detail) - RUB (₽) ₽ in Millions		12 Months Ended
	Apr. 21, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Comprehensive income of discontinued operation [Line Items]
Finance costs		₽ (23,371)	₽ (25,145)	₽ (33,863)
Foreign exchange (loss) gain, net		7,891	(36,388)	18,288
Income tax expense		(6,511)	(2,528)	(7,913)
Gain on sale of discontinued operations	₽ 45,580
Profit (loss) after tax for the period from discontinued operations		₽ 0	41,609	(6,790)
Discontinued operations [member]
Disclosure of Comprehensive income of discontinued operation [Line Items]
Revenue			2,142	9,414
Expenses			(3,010)	(12,115)
Finance costs			(1,708)	(4,967)
Foreign exchange (loss) gain, net			(1,377)	952
Loss before tax from discontinued operations			(3,953)	(6,716)
Income tax expense			(18)	(74)
Loss after tax from discontinued operations			(3,971)	(6,790)
Gain on sale of discontinued operations			45,580
Net gain on sale of discontinued operations			45,580
Profit (loss) after tax for the period from discontinued operations			₽ 41,609	₽ (6,790)